Description of Business and Summary of Significant Accounting Policies (Details) - Schedule of accounts receivable, net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of accounts receivable, net		15.00%
Customer B [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of accounts receivable, net	2.00%	39.00%	56.00%
Customer C [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of accounts receivable, net		10.00%
Customer D [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of accounts receivable, net	13.00%	13.00%